Shareholders' Equity - Additional information (Details) € / shares in Units, € in Thousands					1 Months Ended				12 Months Ended
		Sep. 14, 2021 EUR (€) Vote € / shares shares	Mar. 26, 2021 EUR (€) shares	Mar. 11, 2020 EUR (€)	Jan. 31, 2021 EUR (€)	Mar. 31, 2020 EUR (€) shares	Oct. 31, 2019 EUR (€)	May 31, 2019 EUR (€)	Dec. 31, 2021 EUR (€) € / shares shares		Dec. 31, 2020 EUR (€) shares		Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 EUR (€) shares
Disclosure of classes of share capital [line items]
IFRS Stockholders' Equity Note, Stock Split, Conversion Ratio		0.0004
Number of shares transferred to Class B shares | shares		8,545
Nominal value per share | € / shares									€ 0.12
Share capital	[1]								€ 40,138		€ 29,550
Number of Class B shares converted to Class C share | shares		1
Number of Class B shares converted to Class A share | shares		1
Witten notice period (in days)		3 days
Consideration value for transfer of shares		€ 0
Number of shares issued during period | shares											23,261,694		1,065,661
Increase in share capital									€ 381,208		€ 96,810	[2]	€ 0
Convertible loans, shares | shares			20,533,259			19,156,185			274,272
Convertible loans, share capital						€ 34,084	€ 3,981	€ 3,981	€ 96,193		102,207		3,981
Transaction costs		€ 2,227							29,029		503
Amount of convertible loan			€ 85,900	€ 85,900	€ 1,850
Share buyback											€ 763
Share buyback, shares | shares											205,704
Share capital increased through reorganization	[2]								164,868
Proceeds From Reorganization									83,393
Share capital									342,511		€ 57,722		€ (24,087)	€ 35,522
Proceeds from the PIPE capital increase									€ 381,208
Number of treasury shares transferred | shares											375,000
Shares held under consolidation | shares											879,691
Amount presented in nominal amount for consolidation											€ 106
Number of shares authorized for issue | shares									1,620,451,736
Success Fee
Disclosure of classes of share capital [line items]
Convertible loans, shares | shares									293,230
Before reorganization
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares	[3]													53,883
Number of shares issued during period | shares	[3]										8,142		373
Convertible loans, shares | shares	[3]								7,187		6,705
Share buyback, shares | shares	[3]										(72)
Number of treasury shares transferred | shares									(72)	[3]	72
After Reorganization
Disclosure of classes of share capital [line items]
Number of shares issued | shares									285,657,980
Number of shares outstanding | shares									284,403,289					53,883
Number of shares issued during period | shares									45,000,000		23,261,694		1,065,661
Convertible loans, shares | shares									20,533,259		19,156,185
Share buyback, shares | shares											(205,704)
Number of treasury shares transferred | shares									205,704		205,704
Shares held under consolidation | shares									(879,691)
Class A shares
Disclosure of classes of share capital [line items]
Number of shares issued | shares		261,244,915							261,244,915
Nominal value per share | € / shares		€ 0.12
Share capital		€ 31,300
Number of votes | Vote		12
Number of shares outstanding | shares									259,990,224					53,883
Number of shares issued during period | shares									45,000,000		23,261,694		1,065,661
Convertible loans, shares | shares									20,533,259		19,156,185
Share buyback, shares | shares											(205,704)
Number of treasury shares transferred | shares									205,704
Shares held under consolidation | shares									(879,691)
Class B shares
Disclosure of classes of share capital [line items]
Number of shares issued | shares		24,413,065							24,413,065
Nominal value per share | € / shares		€ 0.36
Share capital		€ 8,800
Number of votes | Vote		36
Number of shares outstanding | shares		24,413,065							24,413,065
Class C share Class C Shares
Disclosure of classes of share capital [line items]
Number of shares issued | shares									0
Nominal value per share | € / shares		€ 0.24
Number of votes | Vote		24
Number of shares outstanding | shares									0
Percentage of maximum profits on nominal value per share (in percent)		0.10%
Subscribed capital
Disclosure of classes of share capital [line items]
Amount of increased subscribed capital through share split														€ 24,278
Increase in share capital									€ 5,400		€ 2,791	[2]	€ 128
Convertible loans, share capital			2,464			2,299			2,464		2,299
Share capital increased through reorganization	[2]								2,724
Share capital									40,138		29,550		24,460	54
Subscribed capital | Success Fee
Disclosure of classes of share capital [line items]
Convertible loans, share capital									35
Subscribed capital | After Reorganization
Disclosure of classes of share capital [line items]
Convertible loans, share capital									33
Share premium
Disclosure of classes of share capital [line items]
Amount of increased subscribed capital through share split														(24,278)
Increase in share capital									375,808		94,019	[2]	(128)
Convertible loans, share capital			127,813			65,824			127,813		65,824
Share buyback									(45)		738
Share capital increased through reorganization	[2]								51,116
Share capital									779,141		224,359		65,254	€ 89,660
Share premium | Success Fee
Disclosure of classes of share capital [line items]
Convertible loans, share capital									1
Share premium | After Reorganization
Disclosure of classes of share capital [line items]
Convertible loans, share capital									2,023
Share capital											45
Other capital reserves
Disclosure of classes of share capital [line items]
Convertible loans, share capital			€ 34,084			€ 34,084			(34,084)		34,084		3,981
Share capital increased through reorganization	[2]								111,109
Share capital									240,430		110,055		€ 3,981
Other capital reserves | After Reorganization
Disclosure of classes of share capital [line items]
Convertible loans, share capital									240,430
Treasury shares
Disclosure of classes of share capital [line items]
Consideration value for transfer of shares											0
Share buyback									45		25
Share capital increased through reorganization	[2]								(81)
Share capital									(151)		(25)
Treasury shares | Success Fee
Disclosure of classes of share capital [line items]
Convertible loans, share capital									€ 81
Treasury shares | Before reorganization
Disclosure of classes of share capital [line items]
Share buyback											72
Treasury shares | After Reorganization
Disclosure of classes of share capital [line items]
Share buyback											€ 25

[1]	Retrospective application of the stock split which occurred in 2021, see note 21 “Shareholders’ Equity”.
[2]	Net of transaction cost. Refer to note 21.
[3]	Not adjusted retrospectively to reflect the share split which occurred in 2021.